CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	ABIC	HD Backstop	KYMCO	Common Stock	Common Stock ABIC	Common Stock HD Backstop	Common Stock KYMCO	Additional paid-in capital	Additional paid-in capital ABIC	Additional paid-in capital HD Backstop	Additional paid-in capital KYMCO	Accumulated Deficit	Accumulated other comprehensive income (loss)	Net Parent company investment
Balance, beginning at Dec. 31, 2019	$ 21,797				$ 0				$ 0				$ 0	$ (6)	$ 21,803
Balance, beginning of period (in shares) at Dec. 31, 2019					0
Increase (Decrease) in Stockholders' Equity
Net loss	(77,572)														(77,572)
Other comprehensive income (loss), net of tax	236													236
Net contribution from H-D prior to the Business Combination	57,562														57,562
Balance, ending at Dec. 31, 2020	2,023				$ 0				0				0	230	1,793
Balance, ending of period (in shares) at Dec. 31, 2020					0
Increase (Decrease) in Stockholders' Equity
Net loss	(68,292)														(68,292)
Other comprehensive income (loss), net of tax	(85)													(85)
Net contribution from H-D prior to the Business Combination	86,279														86,279
Balance, ending at Dec. 31, 2021	19,925				$ 0				0				0	145	19,780
Balance, ending of period (in shares) at Dec. 31, 2021					0
Increase (Decrease) in Stockholders' Equity
Net loss	(15,979)
Balance, ending at Mar. 27, 2022	22,897
Balance, beginning at Dec. 31, 2021	19,925				$ 0				0				0	145	19,780
Balance, beginning of period (in shares) at Dec. 31, 2021					0
Increase (Decrease) in Stockholders' Equity
Net loss	(35,557)
Balance, ending at Jun. 26, 2022	37,385
Balance, beginning at Dec. 31, 2021	19,925				$ 0				0				0	145	19,780
Balance, beginning of period (in shares) at Dec. 31, 2021					0
Increase (Decrease) in Stockholders' Equity
Net loss	(56,500)														(56,500)
Net contribution from H-D prior to the Business Combination	79,922
Balance, ending at Sep. 25, 2022	43,193
Balance, beginning at Dec. 31, 2021	19,925				$ 0				0				0	145	19,780
Balance, beginning of period (in shares) at Dec. 31, 2021					0
Increase (Decrease) in Stockholders' Equity
Net loss	(78,938)
Other comprehensive income (loss), net of tax	(154)													(154)
Net contribution from H-D prior to the Business Combination	79,922														79,922
Issuance of common stock to H-D upon separation and reclassification of Net Parent company investment, including separation adjustments	5,183				$ 16				48,360					9	(43,202)
Issuance of common stock to H-D upon separation and reclassification of Net Parent company investment, including separation adjustments (in shares)					161,000
Issuance of common stock, value		$ 430	$ 179,867	$ 100,000		$ 1	$ 2	$ 1		$ 429	$ 179,865	$ 99,999
Issuance of common stock (in shares)						11,403	20,000	10,000
Share-based compensation expense	565								565
Balance, ending at Dec. 31, 2022	$ 306,800				$ 20				329,218				(22,438)	0	0
Balance, ending of period (in shares) at Dec. 31, 2022	202,403				202,403
Balance, beginning at Mar. 27, 2022	$ 22,897
Increase (Decrease) in Stockholders' Equity
Net loss	(19,578)
Balance, ending at Jun. 26, 2022	37,385
Increase (Decrease) in Stockholders' Equity
Net loss	(20,943)
Balance, ending at Sep. 25, 2022	$ 43,193
Balance, beginning of period (in shares) at Sep. 26, 2022	202,402,888
Increase (Decrease) in Stockholders' Equity
Net loss	$ (22,438)												(22,438)
Balance, ending at Dec. 31, 2022	$ 306,800				$ 20				$ 329,218				$ (22,438)	$ 0	$ 0
Balance, ending of period (in shares) at Dec. 31, 2022	202,403				202,403